August 21, 2009




VIA EDGAR

U.S. Securities and Exchange Commission
     100 F Street, N.E.
     Washington, D.C. 20549

Re: The Advisors' Inner Circle Fund: Post-Effective Amendment No. 112 (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the under Investment Company Act of 1940, as amended, Post-Effective Amendment No. 112 ("PEA No. 112") to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. The purpose of PEA No. 112 is to introduce two (2) new series to the Trust: the USFS Funds
Limited Duration Government Fund and USFS Funds Tactical Asset Allocation Fund.

Please contact me at 202.739.5676 with your questions or comments.

Sincerely,

 /s/ Beau Yanoshik
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Beau Yanoshik


Enclosures